VAN KAMPEN EQUITY TRUST,
on behalf of its series,
VAN KAMPEN VALUE OPPORTUNITIES FUND
Supplement dated July 1, 2009
to the
Class A Shares, Class B Shares and
Class C Shares Prospectus
dated July 31, 2008,
as previously supplemented on
November 20, 2008 and September 26, 2008
and to the
Class I Shares Prospectus
dated July 31, 2008,
as previously supplemented on September 26, 2008

The Prospectuses are hereby supplemented as follows:

The first three paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management.  The Fund is managed by members of the Adviser’s Multi-Cap Value team. The Multi-Cap Value team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Jason S. Leder and Kevin C. Holt, each a Managing Director of the Adviser, and James N. Warwick and Devin E. Armstrong, each an Executive Director of the Adviser.

Mr. Leder has been associated with the Adviser in an investment management capacity since 1995 and began managing the Fund in 2001. Mr. Holt has been associated with the Adviser in an investment management capacity since 1999 and began managing the Fund in 2001. Mr. Warwick has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in July 2007. Mr. Armstrong has been associated with the Adviser in a research capacity since August 2004 and began managing the Fund in July 2007. Prior to August 2004, Mr. Armstrong was attending Columbia Business School.

Messrs. Leder and Holt are the co-lead managers of the Fund and Messrs. Warwick and Armstrong are co-portfolio managers. Each team member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Fund and Messrs. Leder and Holt are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OPPSPT 7/09

VAN KAMPEN EQUITY TRUST

Supplement dated July 1, 2009
to the Statement of Additional Information
dated July 31, 2008,
as previously supplemented on November 26, 2008 and August 18, 2008

The Statement of Additional Information is hereby supplemented as follows:

1)     In the section entitled “Fund Management — Other Accounts Managed by the Portfolio Managers — Value Opportunities Fund,” the first paragraph is hereby deleted.

2)     In the section entitled “Fund Management — Securities Ownership of Portfolio Managers — Value Opportunities Fund,” the first line item is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OPPSPTSAI 7/09